Segment Reporting (Details)	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Reported segments	3
Segment reporting, CODM description	From time to time, the Company revises the measurement of each segment’s revenue and other measures, including any corporate overhead allocations, as determined by the information regularly reviewed by its CODM, who has been identified as CEO.
CEO	CEO